Financial Instruments and Risk Management - Market Risk Sensitivity Analysis (Details)	12 Months Ended
Dec. 31, 2017 CAD
Sensitivity analysis, increase | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Market risk sensitivity analysis	CAD 1,000,000
Sensitivity analysis, increase | Crude oil price | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Market risk sensitivity analysis	CAD (10,000,000)
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis, increase | Natural gas price | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Market risk sensitivity analysis	CAD (8,000,000)
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis, decrease | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Market risk sensitivity analysis	CAD (1,000,000)
Sensitivity analysis, decrease | Crude oil price | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Market risk sensitivity analysis	CAD 10,000,000
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis, decrease | Natural gas price | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Market risk sensitivity analysis	CAD 8,000,000
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
USD | Sensitivity analysis, increase | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, amount	CAD 0.01
USD | Sensitivity analysis, decrease | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, amount	CAD 0.01